Vanguard International Explorer™ Fund
Supplement Dated March 17, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025
Important Changes to Vanguard International Explorer Fund

The Board of Trustees of Vanguard Whitehall Funds, on behalf of Vanguard International Explorer Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, removing Baillie Gifford Overseas Limited (Baillie Gifford) as an investment advisor to the Fund. All references to Baillie Gifford as an investment advisor to the Fund and all other details and descriptions regarding Baillie Gifford’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.
Schroder Investment Management North America Inc. (Schroders) and Wellington Management Company LLP (Wellington Management) remain as advisors of the Fund, and assets of the Fund previously managed by Baillie Gifford will be reallocated to Wellington Management. In connection with the changes to the advisory arrangements, the Fund’s expense ratio is expected to increase from 0.44% to 0.45%.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 126A 032025

Vanguard Whitehall Funds

Supplement Dated March 17, 2025, to the Statement of Additional Information Dated February 28, 2025
Important Changes to Vanguard International Explorer™ Fund
The Board of Trustees of Vanguard Whitehall Funds, on behalf of Vanguard International Explorer Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, removing Baillie Gifford Overseas Limited (Baillie Gifford) as an investment advisor to the Fund. All references to Baillie Gifford as an investment advisor to the Fund and all other details and descriptions regarding Baillie Gifford’s management of certain assets of the Fund in the Statement of Additional Information are deleted in their entirety.
Schroder Investment Management North America Inc. (Schroders) and Wellington Management Company LLP (Wellington Management) remain as advisors of the Fund, and assets of the Fund previously managed by Baillie Gifford will be reallocated to Wellington Management. In connection with the changes to the advisory arrangements, the Fund’s expense ratio is expected to increase from 0.44% to 0.45%.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934A 032025